Pension obligations (Tables)	12 Months Ended
Dec. 31, 2021
Pension Obligations [Abstract]
Disclosure of additional information about defined benefit plans [Table Text Block]
	Year ended
	Dec. 31, 2021	Dec. 31, 2020
Opening defined benefit obligation:	$240,354	$243,733
Current service costs	11,295	11,044
Past service cost (note 5e)	4,989	-
Interest cost	6,172	6,569
Benefits paid from plan	(22,546)	(35,384)
Benefits paid from employer	(866)	(1,317)
Participant contributions	34	48
Effects of movements in exchange rates	950	2,780
Remeasurement actuarial losses/(gains):
Arising from changes in demographic assumptions	1,498	(1,461)
Arising from changes in financial assumptions	(24,663)	16,967
Arising from experience adjustments	(848)	(2,625)
Closing defined benefit obligation	$216,369	$240,354

Disclosure of detailed information about defined benefit plans, balance by member group [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Active members	$176,644	$211,861
Deferred members	2,538	2,198
Retired members	37,187	26,295
Closing defined benefit obligation	$216,369	$240,354

Disclosure of detailed information about changes in fair value of plan assets [Table Text Block]
	Year ended
	Dec. 31, 2021	Dec. 31, 2020
Opening fair value of plan assets:	$203,486	$202,119
Interest income	5,387	5,695
Remeasurement adjustment:
(Loss) return on plan assets (excluding amounts included in net interest expense)	(306)	15,377
Contributions from the employer	12,750	12,987
Employer direct benefit payments	866	1,317
Contributions from plan participants	34	48
Benefit payment from employer	(866)	(1,317)
Administrative expenses paid from plan assets	(83)	(77)
Benefits paid	(22,546)	(35,384)
Effects of changes in foreign exchange rates	923	2,721
Closing fair value of plan assets	$199,645	$203,486

Disclosure of detailed information about net defined benefit liability (asset) [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Present value of funded defined benefit obligation	$197,546	$220,210
Fair value of plan assets	(199,645)	(203,486)
Present value of unfunded defined benefit obligation	18,823	20,144
Net liability arising from defined benefit obligation	$16,724	$36,868

Disclosure of detailed information about pension obligation [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Pension obligation - current (note 13)	$10,472	$13,552
Pension obligation - non-current	6,252	23,316
Total pension obligation	$16,724	$36,868

Disclosure of detailed information about pension expense [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Service costs:
Current service cost	$11,295	$11,044
Past service cost	4,989	-
Total service cost	16,284	11,044
Net interest expense	785	874
Administration cost	83	77
Defined benefit pension expense	$17,152	$11,995

Defined contribution pension expense	$2,061	$1,791

Disclosure of detailed information about remeasurement on the net defined benefit liability [Table Text Block]
	Dec. 31, 2021	Dec. 31, 2020
Loss (return) on plan assets (excluding amounts included in net interest expense)	$306	$(15,377)
Actuarial losses (gains) arising from changes in demographic assumptions	1,498	(1,461)
Actuarial (gains) losses arising from changes in financial assumptions	(24,663)	16,967
Actuarial gains arising from experience adjustments	(848)	(2,625)
Defined benefit gain related to remeasurement	$(23,707)	$(2,496)

Total pension cost	$(4,494)	$11,290

Disclosure of detailed information about defined benefit plan, assumptions used [Table Text Block]
	2021	2020
Defined benefit cost:
Discount rate - benefit obligations	2.54%	3.08%
Discount rate - service cost	2.66%	3.10%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.3	20.3
Females	23.7	23.7
Defined benefit obligation:
Discount rate	3.09%	2.54%
Expected rate of salary increase[1]	2.75%	2.75%
Average longevity at retirement age for current pensioners (years)[2] :
Males	20.4	20.3
Females	23.7	23.7
Average longevity at retirement age for current employees (future pensioners) (years)[2] :
Males	22.2	22.2
Females	25.4	25.4

Disclosure of fair value of plan assets [Table Text Block]
December 31, 2021	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$2,045	$-	$-	$2,045
Pooled equity funds	78,092	-	-	78,092
Pooled fixed income funds	-	97,229	-	97,229
Alternative investment funds	-	21,983	-	21,983
Balanced funds	-	296	-	296
	$80,137	$119,508	$-	$199,645

December 31, 2020	Level 1	Level 2	Level 3	Total
Investments:
Money market instruments	$4,766	$-	$-	$4,766
Pooled equity funds	68,926	-	-	68,926
Pooled fixed income funds	-	98,922	-	98,922
Alternative investment funds	-	30,323	-	30,323
Balanced funds	-	549	-	549
	$73,692	$129,794	$-	$203,486